Investments (Payables For Collateral On Investments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Carrying Value
Collateral payable for derivative investments	$ 3,210	$ 5,565
Securities pledged under securities lending agreements	298	241
Investments pledged for Federal Home Loan Bank of Indianapolis ('FHLBI')	3,130	3,130
Total payables for collateral on investments	6,638	8,936
Fair Value
Collateral payable for derivative investments	3,210	5,565
Securities pledged under securities lending agreements	287	235
Investments pledged for Federal Home Loan Bank of Indianapolis('FHLBI')	3,925	4,876
Total payables for collateral on investments	$ 7,422	$ 10,676
Percentage of the fair value of domestic securities obtained as collateral under securities lending agreements.	102.00%
Percentage of the fair value of foreign securities obtained as collateral under securities lending agreements.	105.00%
Maximum [Member]
Fair Value
Percentage of the fair value of FHLBI securities obtained as collateral under securities pledged for FHLBI for AFS Securities	115.00%
Percentage of the fair value of FHLBI securities obtained as collateral under securities pledged for FHLBI for mortgage loan	175.00%
Minimum [Member]
Fair Value
Percentage of the fair value of FHLBI securities obtained as collateral under securities pledged for FHLBI for AFS Securities	105.00%
Percentage of the fair value of FHLBI securities obtained as collateral under securities pledged for FHLBI for mortgage loan	155.00%